Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 12,918,189		$ 11,915,363		$ 11,915,363		$ 10,208,289		$ 9,077,589
Acquired in business combinations						10,169	[1]	317,623	[2]	512,434	[2]
Additions net of transfers		627,837	[3]	821,788	[3]	1,681,186	[4]	2,266,778	[4]	1,817,525
Disposals		(20,001)		(37,459)		(109,832)		(29,949)		(38,510)
Depreciation		(536,477)		(499,339)		(1,043,879)		(948,052)		(833,395)
Exchange rate variation		793,723		(470,572)		465,242		100,570		(327,354)
Balance		12,195,825		12,670,925		12,918,189		11,915,363		10,208,289
Business combination adjustment	[5]							104
Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		12,918,249		11,915,363		11,915,363		10,208,289
Balance						12,918,249		11,915,363		10,208,289
Buildings [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,305,145		3,779,963		3,779,963		3,500,837		3,298,443
Acquired in business combinations						4	[1]	120,213	[2]	137,443	[2]
Additions net of transfers		193,748	[3]	359,384	[3]	680,142	[4]	360,757	[4]	398,731
Disposals		(2,735)		(3,117)		(32,725)		(3,900)		(13,789)
Depreciation		(128,719)		(126,184)		(263,669)		(235,102)		(204,340)
Exchange rate variation		253,990		(141,460)		141,430		37,154		(115,651)
Balance		4,113,449		4,151,506		4,305,145		3,779,963		3,500,837
Business combination adjustment	[5]							5
Buildings [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,305,145		3,779,964		3,779,964		3,500,837
Balance						4,305,145		3,779,964		3,500,837
Land [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,209,739		1,056,590		1,056,590		944,922		933,072
Acquired in business combinations							[1]	81,496	[2]	24,883	[2]
Additions net of transfers		17,038	[3]	23,918	[3]	118,254	[4]	25,770	[4]	29,937
Disposals		(729)		(188)		(14,345)		(5,316)		(3,788)
Depreciation
Exchange rate variation		103,663		(47,785)		49,240		9,718		(39,182)
Balance		1,122,385		1,128,105		1,209,739		1,056,590		944,922
Business combination adjustment	[5]
Land [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,209,739		1,056,590		1,056,590		944,922
Balance						1,209,739		1,056,590		944,922
Machinery and equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,310,590		3,832,826		3,832,826		3,569,854		3,222,626
Acquired in business combinations						10,180	[1]	90,861	[2]	269,328	[2]
Additions net of transfers		386,950	[3]	476,665	[3]	989,430	[4]	738,953	[4]	690,187
Disposals		(9,619)		(20,668)		(37,382)		(6,308)		(10,364)
Depreciation		(316,406)		(293,616)		(610,850)		(569,888)		(506,569)
Exchange rate variation		196,111		(126,324)		126,386		9,279		(95,354)
Balance		4,175,404		4,121,531		4,310,590		3,832,826		3,569,854
Business combination adjustment	[5]							75
Machinery and equipment [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,310,590		3,832,826		3,832,826		3,569,854
Balance						4,310,590		3,832,826		3,569,854
Facilities [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		764,036		575,290		575,290		487,028		448,944
Acquired in business combinations							[1]	854	[2]		[2]
Additions net of transfers		102,720	[3]	120,001	[3]	184,128	[4]	86,100	[4]	97,708
Disposals		(39)		(284)		(2,783)		(92)		(538)
Depreciation		(26,365)		(21,244)		(44,024)		(32,225)		(27,058)
Exchange rate variation		103,272		(55,083)		51,425		33,625		(32,028)
Balance		737,080		728,846		764,036		575,290		487,028
Business combination adjustment	[5]
Facilities [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		764,036		575,290		575,290		487,028
Balance						764,036		575,290		487,028
Computer equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		166,291		116,263		116,263		121,960		99,987
Acquired in business combinations							[1]	705	[2]	3,348	[2]
Additions net of transfers		35,516	[3]	28,756	[3]	90,951	[4]	39,875	[4]	60,764
Disposals		(138)		(406)		(710)		(4,299)		(253)
Depreciation		(24,420)		(21,018)		(44,804)		(41,298)		(40,633)
Exchange rate variation		5,539		(4,124)		4,591		(679)		(1,253)
Balance		171,710		127,719		166,291		116,263		121,960
Business combination adjustment	[5]
Computer equipment [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		166,291		116,264		116,264		121,960
Balance						166,291		116,264		121,960
Vehicles (land and air) [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		272,663		214,898		214,898		180,960		122,597
Acquired in business combinations							[1]	12,306	[2]	53,032	[2]
Additions net of transfers		19,565	[3]	69,761	[3]	99,659	[4]	61,945	[4]	46,105
Disposals		(3,957)		(4,157)		(8,736)		(7,497)		(8,455)
Depreciation		(20,995)		(20,406)		(43,559)		(34,571)		(26,366)
Exchange rate variation		21,590		(9,970)		10,401		1,743		(5,953)
Balance		245,686		270,066		272,663		214,898		180,960
Business combination adjustment	[5]							12
Vehicles (land and air) [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		272,663		214,898		214,898		180,960
Balance						272,663		214,898		180,960
Construction in progress [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,636,719		2,124,483		2,124,483		1,218,888		792,178
Acquired in business combinations							[1]	4,990	[2]	19,939	[2]
Additions net of transfers		(159,505)	[3]	(276,194)	[3]	(558,747)	[4]	892,255	[4]	442,425
Disposals		(2,629)				(4,046)		(980)
Depreciation
Exchange rate variation		101,983		(79,408)		75,029		9,330		(35,654)
Balance		1,372,602		1,927,697		1,636,719		2,124,483		1,218,888
Business combination adjustment	[5]
Construction in progress [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,636,719		2,124,483		2,124,483		1,218,888
Balance						1,636,719		2,124,483		1,218,888
Other [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				215,050		215,050		183,840		159,742
Acquired in business combinations						(15)	[1]	6,198	[2]	4,461	[2]
Additions net of transfers						77,369	[4]	61,123	[4]	51,668
Disposals						(9,105)		(1,557)		(1,323)
Depreciation						(36,973)		(34,968)		(28,429)
Exchange rate variation						6,740		400		(2,279)
Balance								215,050		183,840
Business combination adjustment	[5]							12
Other [Member] | Previously stated [member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 253,066		$ 215,048		215,048		183,840
Balance						$ 253,066		$ 215,048		$ 183,840

[1]	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.
[2]	Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.
[3]	Additions for each category includes transfers from construction in progress during the period.
[4]	Additions for each category includes transfers from construction in progress during the period.
[5]	Refers to the business combination adjustments of the acquisition of King’s and Rivalea acquired during the 2022 fiscal year and International Food Company Seara LLC acquired during the 2021 fiscal year.